                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21142
                                                      ---------

                     Eaton Vance Insured Municipal Bond Fund
                     ---------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21147
                                                      ---------

               Eaton Vance Insured California Municipal Bond Fund
               --------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21148
                                                      ---------

                Eaton Vance Insured New York Municipal Bond Fund
                ------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]


SEMIANNUAL REPORT MARCH 31, 2004

[GRAPHIC IMAGE]

EATON VANCE
INSURED
MUNICIPAL
BOND
FUNDS

CLOSED-END FUNDS:

INSURED MUNICIPAL

INSURED CALIFORNIA

INSURED NEW YORK

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

 For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

                                   ----------

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of March 31, 2004

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

Amid the market volatility of recent years, many investors have become more concerned with risk management. That trend has been especially true in the municipal bond market, where the use of bond insurance has become increasingly common. Today, roughly half of all municipal bond issuance is composed of insured bonds. As part of our continuing educational series, we thought it might be helpful to discuss bond insurance and its impact on the municipal market.

THE USE OF BOND INSURANCE HAS GROWN DRAMATICALLY OVER THE YEARS...

Municipal bond insurance was initially developed in 1971, when AMBAC Assurance Corp., the nation's first municipal insurer, offered insurance as a way to guarantee principal and interest payments on bond issues in the event of a bond default. Over the following three decades, the municipal market has witnessed a surge in the use of insurance. For example, in 1980, just 3% of all municipal issuance was insured. However, by late 2003, that figure had risen to roughly 50%. Insurance has clear benefits for purchasers: the elimination of default risk of the underlying issuer, AAA quality ratings and an enhancement of an issue's liquidity. (It's important to note that, while insured bonds are insured as to principal and interest payments, they still remain subject to interest rate and market risks.)

THE MECHANICS OF MUNICIPAL BOND INSURANCE...

We start with the underlying reality that an issuer with a AAA credit rating will pay less in interest expense than an issuer with a lower credit rating. Thus, an issuer must first determine whether purchasing insurance is financially feasible. That is, will the interest savings offset the cost of insurance? If so, the issuer must then qualify for insurance. Just as an individual must qualify for insurance, so must a bond issuer meet certain criteria. The issuer provides key financial data and documents to potential insurers that are then used to assess the issuer's financial strength and underlying fundamentals. If the issuer qualifies, insurance is then effected by "direct purchase," with the payment of a one-time premium by the issuer. The premium fee is calculated as a percentage of the value of the bond issue - typically, around 50 basis points (0.50%), but more if the credit entails higher risk. (An alternative method of purchase involves "elective bidding," in which the insurance is purchased by bond dealers, who determine at the time the bond is sold whether it is more attractive as an insured or uninsured bond.)

IN-DEPTH CREDIT ANALYSIS INCLUDES INSURERS AS WELL AS BOND ISSUERS...

When analyzing municipal bonds, an investor naturally researches the issuer's fundamentals. However, if the bond is insured, the analyst is concerned with the soundness of the insurer as well. At Eaton Vance, analysis of the insured segment is an integral part of our total municipal research effort. Research includes, among other areas, analysis of an insurer's claims-paying ability, its capital structure and the overall quality of its portfolio of policies. Based on claims-paying ability, there are currently six bond insurers rated AAA by Moody's Investors Service, Standard & Poor's and Fitch Ratings - the nation's leading rating agencies.

INSURERS CAN PLAY A VALUABLE ROLE IN STRUCTURING BOND DEALS AND IMPROVING CREDIT QUALITY...

Insurers play an important role in capital formation for municipal borrowers, working closely with municipal officials to forge deals that raise capital for vital projects at affordable interest rates. In so doing, the insurers can help states and municipalities achieve more efficient fiscal management. Insurers often re-structure bond deals by insisting on provisions that are intended to make the deal more secure. That has proved a major benefit to investors in recent years. In a more risk-conscious climate, we believe that an ongoing analysis of the insured market is a necessary discipline to invest successfully in today's municipal market.

                                        Sincerely,

                                        /s/ Thomas J. Fetter
                                        Thomas J. Fetter
                                        President
                                        May 12, 2004

SHARES OF THE FUNDS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

MARKET RECAP

U.S. economic activity continued to make progress in the six months ended March 31, 2004, although the pace of the recovery was a topic of strong debate. Businesses increased capital spending, reinvesting in plants and equipment. Meanwhile, consumer spending remained very resilient, despite deepening concerns over the continuing conflict in Iraq, slow job growth and sharply rising gasoline prices. However, the investment climate remained generally positive and, against this backdrop, the bond market generated solid returns during the period.

THE CONSTRUCTION AND BUSINESS SERVICE SECTORS WERE AMONG THE LEADERS IN JOB GROWTH...

Construction employment, while subject to seasonal fluctuations, contributed strongly to the economy. Gains were also seen in the service sector, where business services, health care, education, retailing and leisure showed strength. Interestingly, temporary employment agencies reported some weakness, suggesting that employers may be increasingly inclined to begin hiring permanent employees. The manufacturing sector remained lackluster. However, hopes rose that recent trends showing less deterioration might mark an end to the relentless job losses dating to 2000.

WHILE KEEPING INTEREST RATES AT A RECORD LOW, THE FEDERAL RESERVE CONTINUED TO MONITOR THE ECONOMY CLOSELY FOR INFLATION...

The nation's Gross Domestic Product grew by 4.2% in the first quarter of 2004, following a 4.1% rise in the fourth quarter of 2003. While the data suggested a sound overall economy, the slow pace of job creation remained a concern. The nation's unemployment rate was 5.7% in March 2004, down just 0.1% from 5.8% a year earlier. Recent labor market data have been unusually volatile. The Federal Reserve is likely to keep a close eye on future jobs reports - as well as prices of key commodities and consumer goods - for signs of a return of inflation. Late in the period, inflation appeared to be edging somewhat higher, especially energy, transportation and clothing costs. Nevertheless, through March, the Federal Reserve held its Federal Funds rate - a key short-term interest rate barometer - at 1.00%, where it has stood since June 2003.

MUNICIPAL BOND YIELDS NEARLY EQUALLED TREASURY YIELDS

30-YEAR AAA-RATED GENERAL OBLIGATION (GO) BONDS*               4.75%
TAXABLE EQUIVALENT YIELD IN 35.0% TAX BRACKET                  7.31%
30-YEAR TREASURY BOND                                          4.77%

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

* GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF THE FUNDS' YIELD STATISTICS AS OF MARCH 31, 2004.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE BLOOMBERG, L.P.

The municipal bond market performed generally in line with the Treasury market during the six-month period ended March 31, 2004. Ten-year Treasury bond yields
- which were around 3.93% at September 30, 2003 - declined to 3.83% by March 31, 2004, while 10-year municipal yields fell from 3.76% to 3.64%. The Lehman Brothers Municipal Bond Index posted a total return of 3.12% for the six months ended March 31, 2004.*

STATE TAX RATES ROSE AGAIN IN 2003, INCREASING THE BURDEN ON STATE TAXPAYERS...

While federal taxes declined, state taxes rose significantly in 2002 and 2003, according to the Tax Foundation. Over the past decade, the fastest growing category of state tax collections was individual income taxes, which rose at an average annual rate of 7.7%. That trend has left taxpayers with a larger state tax bill and made a strong case for municipal bonds as one of the few remaining ways to pare one's tax burden. Thus, we continue to believe that municipal bonds remain a worthwhile consideration for tax-conscious investors.

  * It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE INSURED MUNICIPAL BOND FUND as of March 31, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- While some measures suggested the U.S. economy was slowly recovering, job growth remained sluggish. The nation's manufacturing sector continued to shed jobs, while global outsourcing took an increasing toll on the technology and service sectors. The nation's jobless rate was 5.7% in March 2004, down from 5.8% a year ago.

- Insured* transportation bonds remained the Fund's largest sector weighting at March 31, 2004. These issues financed upgrades needed for the nation's vital transportation grid, and represented a wide range of projects, including highways, turnpikes, toll bridges, rapid transit and urban monorails.

- Insured* general obligation bonds (GOs) remained a key emphasis for the Fund. In a slow recovery, many states and municipalities have faced lower income and sales tax receipts. Insured* GOs provided a measure of insulation from those revenue-related uncertainties.

- Insured* electric utility bonds were a significant investment. Electric power issues are attractive to investors in an uncertain economy because they represent an essential service, a non-discretionary expenditure backed by utility bill payments.

- The Fund emphasized a broad diversification by sector, issuer and coupon allocation. Management maintained a balance between current coupon issues and zero-coupon issues for appreciation potential.

FUND STATISTICS(1)

- Number of Issues:                     113
- Effective Maturity:                   12.6 years
- Average Rating:                       AA+
- Average Call:                         11.6 years
- Average Dollar Price:                 $90.74

THE FUND

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 11.04% for the six months ended March 31, 2004. That return was the result of an increase in share price to $14.59 on March 31, 2004 from $13.58 on September 30, 2003, and the reinvestment of $0.469 in regular monthly dividends.(3)

- Based on net asset value, the Fund had a total return of 5.82% for the six months ended March 31, 2004. That return was the result of an increase in net asset value to $15.02 on March 31, 2004 from $14.67 on September 30, 2003, and the reinvestment of all distributions.(3)

- Based on the most recent dividend and a share price of $14.59, the Fund had a market yield of 6.43% at March 31, 2004.(4) The Fund's market yield is equivalent to a taxable yield of 9.89%.(5)

RATING DISTRIBUTION(1),(2)

By total investments

[CHART]

AAA            84.5%
AA              4.5%
A               5.8%
BBB             4.3%
Non-Rated       0.9%

FUND INFORMATION
as of March 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One year                                12.62%
Life of Fund (8/30/02)                   7.57

Average Annual Total Returns (by net asset value)

One year                                10.88%
Life of Fund (8/30/02)                   9.55

(1)  FUND STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(3) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX. INCOME MAY BE SUBJECT TO STATE INCOME TAX.
(4) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 35.00% FEDERAL INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS DUE TO CHANGES IN MARKET CONDITIONS.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND as of March 31, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- The California economy saw stagnant job growth in 2003, as the manufacturing, government, information and entertainment sectors struggled. Construction, financial services, leisure, tourism and selected service sectors led the way in job creation. The state's March 2004 jobless rate was 6.5%, down from 6.8% a year ago.

- Insured* general obligation bonds (GOs) were the Fund's largest sector weighting at March 31, 2004. The Fund's holdings focused on school district and college district bond issues, diversified among large urban issuers as well as smaller communities throughout the state.

- Insured* lease revenue/certificates of participation (COPs) were prominent investments. These instruments provide a mechanism for financing, whereby communities can achieve cost-effective funding for public projects.

- The Fund maintained a significant investment in essential services bonds, including insured* water and insured* sewer issues. Because the revenues for these issues are based on fees and water payments, they are considered less subject to economic fluctuations.

- The Fund continued its efforts toward broad diversification according to market sector and issuer. Management also made adjustments as warranted to the Fund's coupon structure to reflect changing market conditions.

FUND STATISTICS(1)

- Number of Issues:                     93
- Effective Maturity:                   9.8 years
- Average Rating:                       AAA
- Average Call:                         9.0 years
- Average Dollar Price:                 $92.55

THE FUND

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 11.42% for the six months ended March 31, 2004. That return was the result of an increase in share price to $14.47 on March 31, 2004 from $13.41 on September 30, 2003, and the reinvestment of $0.450 in regular monthly dividends.(3)

- Based on net asset value, the Fund had a total return of 6.90% for the six months ended March 31, 2004. That return was the result of an increase in net asset value to $14.68 on March 31, 2004 from $14.18 on September 30, 2003, and the reinvestment of all distributions.(3)

- Based on the most recent dividend and a share price of $14.47, the Fund had a market yield of 6.22% at March 31, 2004.(4) The Fund's market yield is equivalent to a taxable yield of 10.55%.(5)

RATING DISTRIBUTION(1),(2)

By total investments

[CHART]

AAA            90.4%
AA              4.3%
A               3.9%
BBB             1.4%

FUND INFORMATION
as of March 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One year                                14.66%
Life of Fund (8/30/02)                   7.01

Average Annual Total Returns (by net asset value)

One year                                9.96%
Life of Fund (8/30/02)                  7.98

(1)  FUND STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(3)  A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME
     TAX.
(4) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 41.05% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS DUE TO CHANGES IN MARKET CONDITIONS.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND as of March 31, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- The New York economy improved in 2003 and early 2004, although job creation was sporadic. The pace of hiring in the key financial services and manufacturing sectors remained central to the still-evolving recovery of the New York economy. The state's March 2004 jobless rate was 6.5%, up slightly from 6.3% a year ago.

- Insured* transportation bonds were the Fund's largest sector weighting at March 31, 2004. The Fund's investments included port authorities, tunnel and bridge authorities, the state thruway and New York City rapid transit bonds. These facilities handle huge daily volumes of passenger and freight traffic and, therefore, play a key role in the state's economy.

- The Fund had large investments in insured* private education bonds. Investments focused largely on Dormitory Authority bonds, one of New York's largest sources of municipal issuance. These investments funded projects for some of the state's finest universities.

- Insured* hospital bonds represented a large commitment for the Fund. The hospital industry has seen a trend toward cost containment. The Fund emphasized institutions we believe have sound financial structures, good management and in-demand health care specialties.

- In the slow recovery, the Fund has been well served by its broad diversification. In addition to diversifying according to issuer, sector and insurer, management maintained a well-diversified coupon allocation.

FUND STATISTICS(1)

- Number of Issues:                     63
- Effective Maturity:                   9.4 years
- Average Rating:                       AAA
- Average Call:                         9.2 years

THE FUND

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 11.26% for the six months ended March 31, 2004. That return was the result of an increase in share price to $14.50 on March 31, 2004 from $13.45 on September 30, 2003, and the reinvestment of $0.450 in regular monthly dividends.(3)

- Based on net asset value, the Fund had a total return of 3.78% for the six months ended March 31, 2004. That return was the result of an increase in net asset value to $14.56 on March 31, 2004 from $14.48 on September 30, 2003, and the reinvestment of all distributions.(3)

- Based on the most recent dividend and a share price of $14.50, the Fund had a market yield of 6.21% at March 31, 2004.(4) The Fund's market yield is equivalent to a taxable yield of 10.35%.(5)

RATING DISTRIBUTION(1),(2)

By total investments

[CHART]

AAA            86.1%
AA             10.1%
A               3.6%
BBB             0.2%

FUND INFORMATION
as of March 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One year                                13.19%
Life of Fund (8/30/02)                   7.01

Average Annual Total Returns (by net asset value)

One year                                7.59%
Life of Fund (8/30/02)                  7.29

(1)  FUND STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(3)  A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME
     TAX.
(4) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 40.01% FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS DUE TO CHANGES IN MARKET CONDITIONS.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

INSURED MUNICIPAL BOND FUND as of March 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 159.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                  VALUE
--------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 7.9%

$          3,750   California, 5.00%, 2/1/33                                 $     3,753,900
          10,000   California, 5.125%, 11/1/24                                    10,189,200
          13,000   California, 5.25%, 11/1/29                                     13,339,040
          15,000   California, 5.25%, 4/1/30                                      15,329,100
          13,250   California, 5.50%, 11/1/33                                     13,887,722
          19,500   New York City, NY, 5.25%, 1/15/33                              20,456,865
--------------------------------------------------------------------------------------------
                                                                             $    76,955,827
--------------------------------------------------------------------------------------------

HOSPITAL -- 3.1%
$          3,500   Cuyahoga County, OH, (Cleveland Clinic Health
                   System), 5.50%, 1/1/29                                    $     3,663,695
           6,900   Hawaii Pacific Health, 5.60%, 7/1/33                            7,021,440
           5,525   Highlands County, FL, Health Facilities Authority,
                   (Adventist Health System), 5.375%, 11/15/35                     5,698,430
           8,500   Lehigh County, PA, General Purpose Authority,
                   (Lehigh Valley Health Network), 5.25%, 7/1/32                   8,746,840
           4,500   South Miami, FL, Health Facility Authority,
                   (Baptist Health), 5.25%, 11/15/33                               4,616,370
--------------------------------------------------------------------------------------------
                                                                             $    29,746,775
--------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 15.4%

$         21,355   Chelan County, WA, Public Utility District No. 1,
                   (Columbia River), (MBIA), 0.00%, 6/1/27                   $     6,284,990
          14,500   Forsyth, MT, PCR, (Puget Sound Energy),
                   (AMBAC), 5.00%, 3/1/31                                         15,162,940
           3,000   Municipal Energy Agency, NE, (Power Supply
                   System), (FSA), 5.00%, 4/1/36                                   3,117,450
           8,585   Nebraska Public Power District, (AMBAC),
                   5.00%, 1/1/27                                                   8,982,400
          26,930   Nebraska Public Power District, (AMBAC),
                   5.00%, 1/1/35                                                  28,030,898
          60,755   South Carolina Public Service Authority, (FSA),
                   5.125%, 1/1/37                                                 63,321,291
          19,490   Southern Minnesota Municipal Power Agency,
                   (MBIA), 0.00%, 1/1/21                                           9,024,455
          10,650   Southern Minnesota Municipal Power Agency,
                   (MBIA), 0.00%, 1/1/22                                           4,652,878
          21,745   Southern Minnesota Municipal Power Agency,
                   (MBIA), 0.00%, 1/1/24                                           8,472,287
           6,000   Westmoreland County, PA, Municipal Authority,
                    (MBIA), 0.00%, 8/15/23                                         2,304,960
--------------------------------------------------------------------------------------------
                                                                             $   149,354,549
--------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 28.7%

$          4,500   Alvin, TX, Independent School District, (MBIA),
                   3.25%, 2/15/27                                            $     3,586,995
          60,000   California, (XLCA), 5.00%, 10/1/28                             62,035,200
          17,380   Chicago, IL, (MBIA), 5.00%, 1/1/41                             17,833,444
          15,530   Chicago, IL, Board of Education, (Chicago School
                   Reform), (FGIC), 0.00%, 12/1/30                                 3,909,522
          41,300   Chicago, IL, Board of Education, (Chicago School
                   Reform), (FGIC), 0.00%, 12/1/21                                17,439,338
          36,135   Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/30                                                  9,120,474
          10,000   Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/31                                                  2,390,500
          19,000   Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/29                                                  5,055,900
          10,500   Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/29                                                  2,797,620
          10,000   Detroit, MI, School District, (FGIC),
                   5.00%, 5/1/32                                                  10,408,400
          14,375   Detroit, MI, School District, (FGIC),
                   5.25%, 5/1/28                                                  15,316,706
           2,880   Gadsden, AL, (AMBAC), 5.125%, 8/1/28                            3,048,019
          20,425   Kane Cook and Du Page Counties, IL, School
                   District No. 46, (AMBAC), 0.00%, 1/1/21                         8,960,448
          50,650   Kane Cook and Du Page Counties, IL, School
                   District No. 46, (AMBAC), 0.00%, 1/1/22                        20,935,165
          10,000   King County, WA, (MBIA), 5.25%, 1/1/34                         10,439,000
          44,000   Massachusetts, (AMBAC), 5.50%, 8/1/30                          50,857,840
          10,000   Phoenix, AZ, (AMBAC), 3.00%, 7/1/28                             7,636,900
          21,300   Washington, (Motor Vehicle Fuel), (MBIA),
                   0.00%, 6/1/25                                                   7,205,151
          21,125   Washington, (Motor Vehicle Fuel), (MBIA),
                   0.00%, 6/1/26                                                   6,738,030
          21,070   Washington, (Motor Vehicle Fuel), (MBIA),
                   0.00%, 6/1/27                                                   6,357,030
          21,510   Washington, (Motor Vehicle Fuel), (MBIA),
                   0.00%, 6/1/28                                                   6,153,796
--------------------------------------------------------------------------------------------
                                                                             $   278,225,478
--------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.5%

$          5,000   California Health Facilities Financing Authority,
                   (Sutter Health), (MBIA), 5.00%, 8/15/38                   $     5,131,450
          11,700   Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38                                        12,908,844
           6,000   Maryland HEFA, (Medlantic/Helix Issue), (FSA),
                   5.25%, 8/15/38                                                  6,619,920
--------------------------------------------------------------------------------------------
                                                                             $    24,660,214
--------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                  VALUE
--------------------------------------------------------------------------------------------
INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 0.6%

$          5,425   Puerto Rico Public Buildings Authority,
                   (Government Facilities), (CIFG), 5.25%, 7/1/23            $     6,083,324
--------------------------------------------------------------------------------------------
                                                                             $     6,083,324
--------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 6.0%

$         12,010  Anaheim, CA, Public Financing Authority Lease
                   Revenue, (FSA), 5.00%, 3/1/37                             $    12,288,992
           1,650   New Jersey EDA, (School Facilities), (AMBAC),
                   4.375%, 9/1/29                                                  1,610,351
          42,795   San Jose, CA, Financing Authority, (Civic Center),
                   (AMBAC), 5.00%, 6/1/37                                         44,179,418
--------------------------------------------------------------------------------------------
                                                                             $    58,078,761
--------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 0.5%

$          5,000   New York City, NY, Trust for Cultural Resources,
                   (Wildlife Conservation Society), (FGIC),
                   4.50%, 2/1/34                                             $     4,922,200
--------------------------------------------------------------------------------------------
                                                                             $     4,922,200
--------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 2.9%

$          2,920   Massachusetts Development Finance Agency,
                   (Brandeis University), (FGIC),
                   4.75%, 10/1/33                                            $     2,934,425
          10,000   Massachusetts Development Finance Agency,
                   (Franklin W. Olin College), (XLCA),
                   5.25%, 7/1/33                                                  10,473,000
          14,900   Massachusetts HEFA, (Boston University),
                   (FGIC), 4.50%, 10/1/37                                         14,463,281
--------------------------------------------------------------------------------------------
                                                                             $    27,870,706
--------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 4.3%

$         40,440   University of California, (FGIC), 5.00%, 9/1/27           $    41,311,078
--------------------------------------------------------------------------------------------
                                                                             $    41,311,078
--------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 3.5%

$         13,670   Chicago, IL, Wastewater Transmission,
                   (MBIA), 0.00%, 1/1/23                                     $     5,356,179
          19,000   King County, WA, Sewer, (FGIC),
                   5.00%, 1/1/31                                                  19,645,810
          13,430   Passaic Valley, NJ, Sewer Commissioners,
                   (FGIC), 2.50%, 12/1/32                                          9,095,870
--------------------------------------------------------------------------------------------
                                                                             $    34,097,859
--------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 7.5%

$         10,000   Arizona Tourism and Sports Authority,
                   (Multipurpose Stadium Facility), (MBIA),
                   5.00%, 7/1/24                                             $    10,493,900
           5,305   Arizona Tourism and Sports Authority,
                   (Multipurpose Stadium Facility), (MBIA),
                   5.00%, 7/1/25                                                   5,558,791
          18,980   Houston, TX, Hotel Occupancy Tax, (AMBAC),
                   0.00%, 9/1/24                                                   6,692,917
          20,000   Metropolitan Pier and Exposition Authority,
                   (McCormick Place Expansion), IL, (MBIA),
                   0.00%, 6/15/32                                                  4,675,200
          10,500   Reno, NV, Sales and Room Tax, (AMBAC),
                   5.125%, 6/1/37                                                 10,919,685
           7,815   Tustin, CA, Unified School District, (FSA),
                   5.00%, 9/1/38                                                   8,061,094
          25,500   Utah Transportation Authority Sales Tax, (FSA),
                   5.00%, 6/15/32                                                 26,445,540
--------------------------------------------------------------------------------------------
                                                                             $    72,847,127
--------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 38.1%

$         15,600   California Infrastructure and Economic
                   Development, (Bay Area Toll Bridges), (AMBAC),
                   5.00%, 7/1/33                                             $    16,261,752
          10,000   E-470 Public Highway Authority, CO, (MBIA),
                   0.00%, 9/1/24                                                   3,555,200
          17,000   E-470 Public Highway Authority, CO, (MBIA),
                   0.00%, 9/1/25                                                   5,721,350
          10,200   E-470 Public Highway Authority, CO, (MBIA),
                   0.00%, 9/1/21                                                   4,352,544
          20,000   E-470 Public Highway Authority, CO, (MBIA),
                   0.00%, 9/1/24                                                   7,071,000
          19,810   Massachusetts Turnpike Authority, (AMBAC),
                   5.00%, 1/1/39                                                  20,260,281
           9,985   Massachusetts Turnpike Authority, Metropolitan
                   Highway System, (MBIA), 5.125%, 1/1/37                         10,234,325
           5,600   Metropolitan Transportation Authority, NY, (FGIC),
                   5.00%, 11/15/25                                                 5,861,184
           9,000   Metropolitan Transportation Authority, NY, (FGIC),
                   5.00%, 11/15/31                                                 9,325,350
           5,000   Metropolitan Transportation Authority, NY, (FSA),
                   5.00%, 11/15/30                                                 5,211,250
          23,400   Metropolitan Transportation Authority, NY, (FSA),
                   5.00%, 11/15/32                                                24,320,556
          20,000   Metropolitan Transportation Authority, NY, (MBIA),
                   5.00%, 11/15/30                                                20,845,000
          20,000   Nevada Department of Business and Industry,
                   (Las Vegas Monorail -1st Tier), (AMBAC),
                   5.375%, 1/1/40                                                 21,228,000

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                  VALUE
--------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION (CONTINUED)
$         10,070   Nevada Department of Business and Industry,
                   (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23              $     3,881,280
           3,100   Nevada Department of Business and Industry,
                   (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28                      888,801
          25,415   Northwest Parkway Public Highway Authority, CO,
                   (FSA), 5.25%, 6/15/41                                          26,866,451
          10,000   Port Authority of New York and New Jersey,
                   (XLCA), 4.50%, 9/15/35                                          9,711,300
          75,000   San Joaquin Hills, CA, Transportation Corridor
                   Agency, (MBIA), 0.00%, 1/15/31                                 18,350,250
          45,020   San Joaquin Hills, CA, Transportation Corridor
                   Agency, (MBIA), 0.00%, 1/15/26                                 14,539,659
         119,000   San Joaquin Hills, CA, Transportation Corridor
                   Agency, (MBIA), 0.00%, 1/15/34                                 24,797,220
          87,045   San Joaquin Hills, CA, Transportation Corridor
                   Agency, (Toll Road Bonds), (MBIA),
                   0.00%, 1/15/25                                                 29,910,403
          23,000   Texas Turnpike Authority, (AMBAC),
                   0.00%, 8/15/27                                                  6,971,530
          40,165   Texas Turnpike Authority, (AMBAC),
                   0.00%, 8/15/20                                                 18,181,892
          59,900   Texas Turnpike Authority, (AMBAC),
                   5.00%, 8/15/42                                                 61,483,157
--------------------------------------------------------------------------------------------
                                                                             $   369,829,735
--------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 7.1%

$          5,000   Illinois Development Finance Authority, (Peoples
                   Gas, Light and Coke), (AMBAC), 5.00%, 2/1/33              $     5,160,000
          62,000   Los Angeles, CA, Department of Water and
                   Power, (FGIC), 5.00%, 7/1/43                                   63,647,960
--------------------------------------------------------------------------------------------
                                                                             $    68,807,960
--------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 13.8%

$          5,300   Arkansas Community Water System, Public
                   Water Authority, (MBIA), 5.00%, 10/1/42                   $     5,472,250
          25,885   Atlanta, GA, Water and Wastewater, (MBIA),
                   5.00%, 11/1/39(1)                                              26,740,499
          33,825   Birmingham, AL, Waterworks and Sewer Board,
                   (MBIA), 5.00%, 1/1/37                                          34,973,021
          26,000   East Bay, CA, Municipal Utility District Water
                   System, (MBIA), 5.00%, 6/1/38                                  26,712,920
           5,000   Marco Island, FL, Utility System, (MBIA),
                   4.75%, 10/1/29                                                  5,066,800
          10,000   New York City, NY, Municipal Water Finance
                   Authority, (Water and Sewer System), (MBIA),
                   5.125%, 6/15/34                                                10,494,900
          10,000   Palm Coast, FL, Utility System, (MBIA),
                   5.00%, 10/1/33                                                 10,442,000
         $15,250   Pittsburgh, PA, Water and Sewer Authority, (FGIC),
                   0.00%, 9/1/26                                             $     4,888,693
           8,500   San Antonio, TX, Water System, (FSA),
                   5.00%, 5/15/28                                                  8,802,430
--------------------------------------------------------------------------------------------
                                                                             $   133,593,513
--------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 4.2%

$         10,180   Albany, OR, Water, (FGIC), 5.00%, 8/1/33                  $    10,607,153
          10,000   Baltimore, MD, (Water Projects), (FGIC),
                   5.125%, 7/1/42                                                 10,466,800
           8,000   Chicago, IL, Water Revenue, (AMBAC),
                   5.00%, 11/1/26                                                  8,277,680
           5,000   Metropolitan Water District, CA, (FGIC),
                   5.00%, 10/1/33                                                  5,217,100
           5,000   Metropolitan Water District, CA, (FGIC),
                   5.00%, 10/1/36                                                  5,213,150
           1,000   Metropolitan Water District, CA, (MBIA),
                   5.00%, 7/1/37                                                   1,025,780
--------------------------------------------------------------------------------------------
                                                                             $    40,807,663
--------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 0.9%

$          8,850   New Jersey EDA, (School Facilities),
                   5.00%, 6/15/26                                            $     9,244,445
--------------------------------------------------------------------------------------------
                                                                             $     9,244,445
--------------------------------------------------------------------------------------------

OTHER REVENUE -- 6.1%

$         10,000  Capital Trust Agency, FL, (Seminole Tribe
                   Convention), 8.95%, 10/1/33                               $    11,761,800
           2,170   Capital Trust Agency, FL, (Seminole Tribe
                   Convention), 10.00%, 10/1/33                                    2,696,616
          32,500   Golden Tobacco Securitization Corp., CA,
                   5.375%, 6/1/28                                                 32,922,500
          11,750   Tobacco Settlement Financing Corp., NJ,
                   6.75%, 6/1/39                                                  11,631,560
--------------------------------------------------------------------------------------------
                                                                             $    59,012,476
--------------------------------------------------------------------------------------------

TRANSPORTATION -- 6.7%

$         28,500  Port Authority of New York and New Jersey,
                   5.00%, 9/1/38                                             $    29,489,805
          24,090   Triborough Bridge and Tunnel Authority, NY,
                   5.00%, 1/1/32                                                  24,861,121
          10,000   Triborough Bridge and Tunnel Authority, NY,
                   5.25%, 11/15/30                                                10,648,300
--------------------------------------------------------------------------------------------
                                                                             $    64,999,226
--------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                             VALUE
--------------------------------------------------------------------------------------------
TOTAL TAX-EXEMPT INVESTMENTS -- 159.8%
   (IDENTIFIED COST $1,486,093,964)                                          $ 1,550,448,916
--------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.3%                                       $    12,597,608
--------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (61.1)%                                                  $  (592,892,048)
--------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                             $   970,154,476
--------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 84.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 24.7% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

INSURED CALIFORNIA MUNICIPAL BOND FUND as of March 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 159.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                  VALUE
--------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.0%

$          3,000  Puerto Rico Electric Power Authority,
                   5.125%, 7/1/29                                            $     3,134,610
--------------------------------------------------------------------------------------------
                                                                             $     3,134,610
--------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 6.3%

$          5,110   Foothill/Eastern, Transportation Corridor Agency,
                   Escrowed to Maturity, 0.00%, 1/1/30                       $     1,374,488
          18,790   Foothill/Eastern, Transportation Corridor Agency,
                   Escrowed to Maturity, 0.00%, 1/1/21                             8,441,032
           9,175   San Joaquin Hills, Transportation Corridor Agency,
                   Escrowed to Maturity, 0.00%, 1/1/22                             3,875,245
          18,100   San Joaquin Hills, Transportation Corridor Agency,
                   Toll Road Bonds, Escrowed to Maturity,
                   0.00%, 1/1/25                                                   6,411,020
--------------------------------------------------------------------------------------------
                                                                             $    20,101,785
--------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 6.5%

$          3,250   California, 5.00%, 2/1/33                                 $     3,253,380
           6,750   California, 5.25%, 4/1/30                                       6,898,095
           9,975   California, 5.50%, 11/1/33                                     10,455,097
--------------------------------------------------------------------------------------------
                                                                             $    20,606,572
--------------------------------------------------------------------------------------------

HOSPITAL -- 1.0%

$          3,005  Washington Township Health Care District,
                   5.25%, 7/1/29                                             $     3,098,816
--------------------------------------------------------------------------------------------
                                                                             $     3,098,816
--------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 2.9%

$          4,000  Sacramento, Municipal Electric Utility District,
                   (FSA), 5.00%, 8/15/28                                     $     4,142,280
           5,000   Sacramento, Municipal Electric Utility District,
                   (MBIA), 5.00%, 8/15/28                                          5,178,900
--------------------------------------------------------------------------------------------
                                                                             $     9,321,180
--------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 1.1%

$          7,540   Foothill/Eastern, Transportation Corridor Agency,
                   (FSA), Escrowed to Maturity, 0.00%, 1/1/21                $     3,387,194
--------------------------------------------------------------------------------------------
                                                                             $     3,387,194
--------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 32.8%

$          2,840   Azusa Unified School District, (FSA),
                   0.00%, 7/1/25                                             $       953,019
           2,160   Azusa Unified School District, (FSA),
                   0.00%, 7/1/26                                                     681,113
           3,290   Azusa Unified School District, (FSA),
                   0.00%, 7/1/27                                                     980,552
           6,030   Burbank Unified School District, (FGIC),
                   0.00%, 8/1/21                                                   2,585,785
           1,835   Buttonwillow Union School District, (Election of
                   2002), (AMBAC), 5.50%, 11/1/27                                  2,122,801
           2,180   Ceres Unified School District, (FGIC),
                   0.00%, 8/1/25                                                     728,425
           3,000   Chino Valley Unified School District, (FSA),
                   5.00%, 8/1/26                                                   3,137,550
           2,900   Folsom Cordova Unified School District, (MBIA),
                   0.00%, 10/1/22                                                  1,157,854
           1,465   Folsom Cordova Unified School District, (MBIA),
                   0.00%, 10/1/23                                                    549,243
           3,100   Folsom Cordova Unified School District, (MBIA),
                   0.00%, 10/1/23                                                  1,162,221
           1,505   Folsom Cordova Unified School District, (MBIA),
                   0.00%, 10/1/25                                                    498,591
           6,555   Foothill-De Anza Community College District,
                   (Election of 1999), (FGIC), 0.00%, 8/1/28                       1,842,086
           8,500   Foothill-De Anza Community College District,
                   (Election of 1999), (FGIC), 0.00%, 8/1/29                       2,256,155
           8,865   Foothill-De Anza Community College District,
                   (Election of 1999), (FGIC), 0.00%, 8/1/30                       2,227,243
           1,835   Huntington Beach City School District, (FGIC),
                   0.00%, 8/1/24                                                     651,902
           2,060   Huntington Beach City School District, (FGIC),
                   0.00%, 8/1/25                                                     688,328
           2,140   Huntington Beach City School District, (FGIC),
                   0.00%, 8/1/26                                                     671,896
           2,000   Jurupa Unified School District, (FGIC),
                   0.00%, 8/1/23                                                     756,120
           2,875   Jurupa Unified School District, (FGIC),
                   0.00%, 8/1/24                                                   1,021,372
           3,825   Jurupa Unified School District, (FGIC),
                   0.00%, 8/1/25                                                   1,278,086
           2,000   Jurupa Unified School District, (FGIC),
                   0.00%, 8/1/26                                                     627,940
           2,235   Kings Canyon Joint Unified School District, (FGIC),
                   0.00%, 8/1/25                                                     746,803
          10,000   Los Angeles Unified School District, (Election of
                   1997), (MBIA), 5.125%, 1/1/27                                  10,492,800
           3,225   Modesto High School District, Stanislaus County,
                   (FGIC), 0.00%, 8/1/24                                           1,145,714

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                  VALUE
--------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

$          3,580   Modesto High School District, Stanislaus County,
                   (FGIC), 0.00%, 8/1/25                                     $     1,196,221
           9,000   North Orange County Community College District,
                   (MBIA), 5.00%, 2/1/27                                           9,398,610
           5,000   Riverside Unified School District, (FGIC),
                   5.00%, 2/1/27                                                   5,211,750
           6,135   Salinas Union High School District, (MBIA),
                   5.00%, 6/1/27                                                   6,402,793
          13,500   San Diego Unified School District, (Election of
                   1998), (FSA), 5.00%, 7/1/26                                    14,114,385
           1,500   San Diego Unified School District, (FGIC),
                   0.00%, 7/1/20                                                     685,770
          10,000   San Diego Unified School District, (FGIC),
                   0.00%, 7/1/22                                                   4,042,500
          10,000   San Diego Unified School District, (FGIC),
                   0.00%, 7/1/23                                                   3,796,500
           8,000   San Juan Unified School District, (FSA),
                   0.00%, 8/1/21                                                   3,430,560
           3,735   San Mateo County Community College District,
                   (FGIC), 0.00%, 9/1/20                                           1,693,897
           5,000   San Mateo County Community College District,
                   (FGIC), 0.00%, 9/1/22                                           2,004,600
           4,365   San Mateo County Community College District,
                   (FGIC), 0.00%, 9/1/23                                           1,643,335
           3,955   San Mateo County Community College District,
                   (FGIC), 0.00%, 9/1/25                                           1,315,868
           5,240   San Mateo Union High School District, (FGIC),
                   0.00%, 9/1/21                                                   2,237,899
           2,740   Santa Ana Unified School District, (MBIA),
                   5.00%, 8/1/32                                                   2,847,490
           3,825   Union Elementary School District, (FGIC),
                   0.00%, 9/1/24                                                   1,353,132
           3,000   Ventura County Community College District,
                   (MBIA), 5.00%, 8/1/27                                           3,132,870
           1,985   Victor Elementary School District, (FGIC),
                   0.00%, 8/1/25                                                     663,268
--------------------------------------------------------------------------------------------
                                                                             $   104,135,047
--------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 6.7%

$         20,860   California Health Facilities Financing Authority,
                   (Sutter Health), (MBIA), 5.00%, 8/15/38                   $    21,408,409
--------------------------------------------------------------------------------------------
                                                                             $    21,408,409
--------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 19.9%

$          2,000   Anaheim, Public Financing Authority Lease
                   Revenue, (FSA), 0.00%, 9/1/30                             $       496,440
$          5,000   Anaheim, Public Financing Authority Lease
                   Revenue, (FSA), 0.00%, 9/1/35                             $       944,650
           8,545   Anaheim, Public Financing Authority Lease
                   Revenue, (FSA), 0.00%, 9/1/29                                   2,241,524
          30,000   Anaheim, Public Financing Authority Lease
                   Revenue, (FSA), 5.00%, 3/1/37                                  30,696,900
           1,000   California Public Works Board Lease Revenue,
                   (Department of General Services), (AMBAC),
                   5.00%, 12/1/27                                                  1,037,310
           6,000   Sacramento Financing Authority, (City Hall
                   Redevelopment), (FSA), 5.00%, 12/1/28                           6,219,480
          15,000   San Jose Financing Authority, (Civic Center),
                   (AMBAC), 5.00%, 6/1/37                                         15,485,250
           5,850   Shasta Joint Powers Financing Authority, (County
                   Administration Building), (MBIA), 5.00%, 4/1/29                 6,066,684
--------------------------------------------------------------------------------------------
                                                                             $    63,188,238
--------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 0.5%

$          1,560   California Educational Facilities Authority,
                   (St. Mary's College of California), (MBIA),
                   5.125%, 10/1/26                                           $     1,650,152
--------------------------------------------------------------------------------------------
                                                                             $     1,650,152
--------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 12.5%

$          1,000   California University, (AMBAC),
                   5.125%, 11/1/26                                           $     1,051,690
          22,500   University of California, (FGIC),
                   5.00%, 9/1/27                                                  22,984,650
          15,000   University of California, (FGIC),
                   5.125%, 9/1/30                                                 15,618,600
--------------------------------------------------------------------------------------------
                                                                             $    39,654,940
--------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 13.5%

$         23,115   East Bay Municipal Utility District Water System,
                   (MBIA), 5.00%, 6/1/38                                     $    23,723,618
          18,350   Livermore-Amador Valley Water Management
                   Agency, (AMBAC), 5.00%, 8/1/31                                 19,003,627
--------------------------------------------------------------------------------------------
                                                                             $    42,727,245
--------------------------------------------------------------------------------------------

INSURED-SPECIAL ASSESSMENT REVENUE -- 1.9%

$          1,800   Murrieta Redevelopment Agency Tax, (MBIA),
                   5.00%, 8/1/32                                             $     1,874,970
           4,045   Santa Clara Valley Transportation Authority,
                   (MBIA), 5.00%, 6/1/26                                           4,178,728
--------------------------------------------------------------------------------------------
                                                                             $     6,053,698
--------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                  VALUE
--------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE -- 14.1%

$          2,500   North City, School Facility Financing Authority,
                   (AMBAC), 0.00%, 9/1/26                                    $       776,425
           7,000   Pomona Public Financing Authority, (MBIA),
                   5.00%, 2/1/33                                                   7,205,590
           3,500   San Francisco, Bay Area Rapid Transportation
                   District, (AMBAC), 5.00%, 7/1/26                                3,616,830
           7,000   San Francisco, Bay Area Rapid Transportation
                   District, (AMBAC), 5.125%, 7/1/36                               7,265,440
          13,000   Tustin Unified School District, (FSA),
                   5.00%, 9/1/32                                                  13,458,120
          12,000   Tustin Unified School District, (FSA),
                   5.00%, 9/1/38                                                  12,377,880
--------------------------------------------------------------------------------------------
                                                                             $    44,700,285
--------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 14.4%

$         15,150   California Infrastructure and Economic
                   Development, (Bay Area Toll Bridges), (AMBAC),
                   5.00%, 7/1/33                                             $    15,792,663
           7,250   California Infrastructure and Economic
                   Development, (Bay Area Toll Bridges), (AMBAC),
                   5.00%, 7/1/36                                                   7,551,963
           1,000   California Infrastructure and Economic
                   Development, (Bay Area Toll Bridges), (FGIC),
                   5.00%, 7/1/29                                                   1,042,420
          13,940   Sacramento County, Airport System, (FSA),
                   5.00%, 7/1/27                                                  14,439,331
           3,445   San Joaquin Hills, Transportation Corridor Agency,
                   (MBIA), 0.00%, 1/15/30                                            890,601
           5,000   San Joaquin Hills, Transportation Corridor Agency,
                   (MBIA), 0.00%, 1/15/31                                          1,223,350
          15,000   San Joaquin Hills, Transportation Corridor Agency,
                   (MBIA), 0.00%, 1/15/26                                          4,844,400
--------------------------------------------------------------------------------------------
                                                                             $    45,784,728
--------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 4.8%

$         14,750   Los Angeles Department of Water and Power,
                   (MBIA), 5.125%, 7/1/41                                    $    15,252,975
--------------------------------------------------------------------------------------------
                                                                             $    15,252,975
--------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 12.9%

$          8,180   California Water Resource, (Central Valley),
                   (FGIC), 5.00%, 12/1/29(1)                                 $     8,509,081
           5,500   Contra Costa Water District, (FSA),
                   4.50%, 10/1/31                                                  5,376,855
           7,620   East Bay Municipal Utility District Water System,
                   (MBIA), 5.00%, 6/1/38                                           7,828,940
$          2,000   East Bay Municipal Utility District Water System,
                   (MBIA), 5.00%, 6/1/26                                     $     2,073,580
           3,350   Long Beach Water Revenue, (MBIA),
                   5.00%, 5/1/24                                                   3,505,072
          10,000   Metropolitan Water District, (FGIC),
                   5.00%, 10/1/36                                                 10,426,300
           3,250   San Diego, (Water Utility Fund), (FGIC),
                   4.75%, 8/1/28                                                   3,265,600
--------------------------------------------------------------------------------------------
                                                                             $    40,985,428
--------------------------------------------------------------------------------------------

WATER REVENUE -- 6.8%

$         21,180   Southern California Metropolitan Water District,
                   5.00%, 7/1/37                                             $    21,715,219
--------------------------------------------------------------------------------------------
                                                                             $    21,715,219
--------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 159.6%
   (IDENTIFIED COST $490,095,152)                                            $   506,906,521
--------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.8%                                       $     5,668,411
--------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (61.4)%                                                  $  (195,016,478)
--------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                             $   317,558,454
--------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 86.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 14.5% to 28.1% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

INSURED NEW YORK MUNICIPAL BOND FUND as of March 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)


TAX-EXEMPT INVESTMENTS -- 159.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                  VALUE
--------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.3%

$          2,000   Long Island Power Authority Electric System
                   Revenue, 5.00%, 9/1/27                                    $     2,042,400
           1,000   New York Power Authority, 5.25%, 11/15/40                       1,047,620
--------------------------------------------------------------------------------------------
                                                                             $     3,090,020
--------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.2%

$          3,000   New York, 5.25%, 1/15/28                                  $     3,146,100
           3,075   New York City, 5.25%, 6/1/27                                    3,218,756
           3,000   New York City, 5.25%, 1/15/33                                   3,147,210
--------------------------------------------------------------------------------------------
                                                                             $     9,512,066
--------------------------------------------------------------------------------------------

HOSPITAL -- 7.0%

$          1,430   New York Dormitory Authority Revenue, (Lenox
                   Hill Hospital), 5.50%, 7/1/30                             $     1,492,963
           4,000   New York Dormitory Authority, (Memorial
                   Sloan-Kettering Cancer Center), 5.00%, 7/1/34                   4,131,640
          10,000   New York Dormitory Authority, (North General
                   Hospital), 5.00%, 2/15/25                                      10,328,700
--------------------------------------------------------------------------------------------
                                                                             $    15,953,303
--------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.3%

$          5,000   Long Island Power Authority Electric System
                   Revenue, (FSA), 0.00%, 6/1/22                             $     2,163,450
           3,000   Long Island Power Authority, (FSA), 0.00%, 6/1/20               1,455,330
           6,250   Long Island Power Authority, (FSA), 0.00%, 6/1/26               2,162,812
           1,000   Long Island Power Authority, (FSA), 0.00%, 6/1/27                 329,130
           4,785   Long Island Power Authority, (FSA), 0.00%, 6/1/28               1,498,279
--------------------------------------------------------------------------------------------
                                                                             $     7,609,001
--------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 3.4%

$          1,505   Sachem Central School District, (MBIA),
                   5.00%, 6/15/27                                            $     1,587,218
           3,700   Sachem Central School District, Holbrook,
                   (MBIA), 5.00%, 10/15/26                                         3,896,396
           2,085   Sachem Central School District, Holbrook,
                   (MBIA), 5.00%, 10/15/28                                         2,191,356
--------------------------------------------------------------------------------------------
                                                                             $     7,674,970
--------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 22.2%

$         16,500   New York City Health and Hospital Corp.,
                   (Health Systems), (AMBAC), 5.00%, 2/15/23                 $    17,325,000
$         10,600   New York Dormitory Authority, (Hospital Surgery),
                   (AMBAC), 5.00%, 2/1/38                                    $    10,882,278
           4,000   New York Dormitory Authority, (Memorial
                   Sloan-Kettering Cancer Center), (MBIA),
                   0.00%, 7/1/26                                                   1,378,680
          23,835   New York Dormitory Authority, (Memorial
                   Sloan-Kettering Cancer Center), (MBIA),
                   0.00%, 7/1/28                                                   7,429,846
          26,070   New York Dormitory Authority, (Memorial
                   Sloan-Kettering Cancer Center), (MBIA),
                   0.00%, 7/1/29                                                   7,726,105
           6,000   New York Dormitory Authority, (New York
                   Presbyterian Hospital), (AMBAC),
                   5.00%, 8/1/32                                                   6,115,020
--------------------------------------------------------------------------------------------
                                                                             $    50,856,929
--------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 7.0%

$          3,150   New York Urban Development Corp., (Personal
                   Income Tax), (FGIC), 5.00%, 3/15/33                       $     3,282,647
          12,000   New York Urban Development Corp., (Personal
                   Income Tax), (MBIA), 5.125%, 3/15/27                           12,623,640
--------------------------------------------------------------------------------------------
                                                                             $    15,906,287
--------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 31.5%

$         16,500   New York City Industrial Development Agency,
                   (New York University), (AMBAC),
                   5.00%, 7/1/41                                             $    16,999,290
           2,500   New York Dormitory Authority, (Barnard College),
                   (AMBAC), 4.75%, 7/1/35                                          2,527,550
          11,500   New York Dormitory Authority, (Brooklyn Law
                   School), (XLCA), 5.125%, 7/1/30                                12,078,105
           2,500   New York Dormitory Authority, (Fordham
                   University), (MBIA), 5.00%, 7/1/28                              2,579,650
           1,000   New York Dormitory Authority, (Iona College),
                   (XLCA), 5.125%, 7/1/32                                          1,048,580
           7,500   New York Dormitory Authority, (New York Medical
                   College), (MBIA), 5.00%, 7/1/21                                 7,851,000
           4,250   New York Dormitory Authority, (New York
                   University), (AMBAC), 5.00%, 7/1/31                             4,402,533
           4,500   New York Dormitory Authority, (New York
                   University), (AMBAC), 5.00%, 7/1/41                             4,636,170
           3,000   New York Dormitory Authority, (New York
                   University), (AMBAC), 5.50%, 7/1/40                             3,536,010
          13,585   New York Dormitory Authority, (Rochester Institute
                   of Technology), (AMBAC), 5.25%, 7/1/32                         14,448,191

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                  VALUE
--------------------------------------------------------------------------------------------
INSURED-PRIVATE EDUCATION (CONTINUED)
$          1,820   New York Dormitory Authority, (Rockefeller
                   University), (MBIA), 4.75%, 7/1/37                        $     1,837,217
--------------------------------------------------------------------------------------------
                                                                             $    71,944,296
--------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 5.2%

$          1,750   New York Dormitory Authority, (School Districts
                   Financing Program), (MBIA), 5.00%, 10/1/30                $     1,823,168
          10,000   New York Dormitory Authority, (University
                   Educational Facility), (MBIA), 4.75%, 5/15/25                  10,083,300
--------------------------------------------------------------------------------------------
                                                                             $    11,906,468
--------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 2.4%

$          1,710   Ulster County Resource Recovery Agency, Solid
                   Waste System, (AMBAC), 0.00%, 3/1/19                      $       883,677
           1,645   Ulster County Resource Recovery Agency, Solid
                   Waste System, (AMBAC), 0.00%, 3/1/20                              800,720
           1,790   Ulster County Resource Recovery Agency, Solid
                   Waste System, (AMBAC), 0.00%, 3/1/21                              823,185
           1,240   Ulster County Resource Recovery Agency, Solid
                   Waste System, (AMBAC), 0.00%, 3/1/22                              538,024
           1,090   Ulster County Resource Recovery Agency, Solid
                   Waste System, (AMBAC), 0.00%, 3/1/23                              446,431
           1,490   Ulster County Resource Recovery Agency, Solid
                   Waste System, (AMBAC), 0.00%, 3/1/24                              575,378
           3,735   Ulster County Resource Recovery Agency, Solid
                   Waste System, (AMBAC), 0.00%, 3/1/25                            1,363,835
--------------------------------------------------------------------------------------------
                                                                             $     5,431,250
--------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 6.1%

$          4,750   New York City Transitional Finance Authority,
                   (Future Tax), (AMBAC), 5.00%, 5/1/30                      $     4,950,023
           8,750   New York City Transitional Finance Authority,
                   (Future Tax), (MBIA), 5.00%, 5/1/31                             9,112,075
--------------------------------------------------------------------------------------------
                                                                             $    14,062,098
--------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 45.8%

$          2,000   Metropolitan Transportation Authority, (FGIC),
                   5.00%, 11/15/31                                           $     2,072,300
          37,750   Metropolitan Transportation Authority, (FSA),
                   5.00%, 11/15/30                                                39,344,938
          15,560   Metropolitan Transportation Authority, (FSA),
                   5.00%, 11/15/32(1)                                             16,172,130
           5,000   New York Thruway Authority, (FGIC),
                   5.00%, 1/1/25                                                   5,140,250
           5,775   Port Authority of New York and New Jersey,
                   (MBIA), 5.125%, 10/15/30                                        5,963,092
$         10,000   Triborough Bridge and Tunnel Authority, (FGIC),
                   5.00%, 1/1/32                                             $    10,373,100
          24,600   Triborough Bridge and Tunnel Authority, (MBIA),
                   5.00%, 11/15/32                                                25,603,680
--------------------------------------------------------------------------------------------
                                                                             $   104,669,490
--------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 8.8%

$          2,765   Albany Municipal Water Finance Authority, (MBIA),
                   5.00%, 12/1/33                                            $     2,824,724
           1,000   Buffalo Municipal Water Finance Authority, (FSA),
                   5.125%, 7/1/32                                                  1,049,990
          11,000   New York City Municipal Water Finance Authority,
                   Water and Sewer, (MBIA), 5.125%, 6/15/34                       11,544,390
           4,500   Niagara Falls Public Water Authority and Sewer
                   System, (MBIA), 5.00%, 7/15/34                                  4,693,275
--------------------------------------------------------------------------------------------
                                                                             $    20,112,379
--------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 0.5%

$          1,200   Upper Mohawk Valley Regional Water Finance
                   Authority, (FGIC), 4.75%, 4/1/33                          $     1,216,236
--------------------------------------------------------------------------------------------
                                                                             $     1,216,236
--------------------------------------------------------------------------------------------

PRIVATE EDUCATION -- 2.6%

$          1,000   Dutchess County Industrial Development Agency,
                   (Marist College), 5.00%, 7/1/22                           $     1,027,130
           1,630   Madison County Industrial Development Agency,
                   (Colgate University), 5.00%, 7/1/33                             1,690,375
           3,065   Rensselaer County Industrial Development Agency,
                   (Rensselaer Polytech Institute), 5.125%, 8/1/27                 3,154,774
--------------------------------------------------------------------------------------------
                                                                             $     5,872,279
--------------------------------------------------------------------------------------------

TRANSPORTATION -- 8.6%

$          4,500   Metropolitan Transportation Authority,
                   5.125%, 1/1/29                                            $     4,687,020
          14,500   Port Authority of New York and New Jersey,
                   5.00%, 9/1/38                                                  15,003,585
--------------------------------------------------------------------------------------------
                                                                             $    19,690,605
--------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                             VALUE
--------------------------------------------------------------------------------------------
TOTAL TAX-EXEMPT INVESTMENTS -- 159.9%
   (IDENTIFIED COST $349,713,275)                                            $   365,507,677
--------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.5%                                       $     5,599,899
--------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (62.4)%                                                  $  (142,563,526)
--------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                             $   228,544,050
--------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 85.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 33.0% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

EATON VANCE INSURED MUNICIPAL BOND FUNDS
FINANCIAL STATEMENTS (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2004

                                                      INSURED MUNICIPAL FUND  INSURED CALIFORNIA FUND  INSURED NEW YORK FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                        $    1,486,093,964      $       490,095,152      $      349,713,275
   Unrealized appreciation                                        64,354,952               16,811,369              15,794,402
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                     $    1,550,448,916      $       506,906,521      $      365,507,677
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                               4,196,933                1,414,010               1,871,088
Receivable for investments sold                                   10,303,658                       --                      --
Interest receivable                                               17,591,636                4,793,582               4,387,651
Prepaid expenses                                                     828,619                   11,554                  57,006
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                              $    1,583,369,762      $       513,125,667      $      371,823,422
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                         $       17,699,855      $                --      $               --
Payable for daily variation margin on open financial
   futures contracts                                               2,389,062                  484,687                 670,312
Accrued expenses                                                     234,321                   66,048                  45,534
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                         $       20,323,238      $           550,735      $          715,846
-----------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus
   cumulative unpaid dividends                                   592,892,048              195,016,478             142,563,526
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                    $      970,154,476      $       317,558,454      $      228,544,050
-----------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of
   shares authorized                                      $          646,067      $           216,282      $          156,981
Additional paid-in capital                                       911,973,551              305,163,036             221,346,825
Accumulated net realized loss (computed on the basis
   of identified cost)                                            (4,488,612)              (3,967,593)             (6,948,979)
Accumulated undistributed net investment income                    5,692,076                  957,653                 446,035
Net unrealized appreciation (computed on the basis
   of identified cost)                                            56,331,394               15,189,076              13,543,188
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                    $      970,154,476      $       317,558,454      $      228,544,050
-----------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                                      23,700                    7,800                   5,700
-----------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                                  64,606,667               21,628,202              15,698,145
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

NET ASSETS APPLICABLE TO COMMON SHARES DIVIDED BY
   COMMON SHARES ISSUED AND OUTSTANDING                   $            15.02      $             14.68      $            14.56
-----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2004

                                                      INSURED MUNICIPAL FUND  INSURED CALIFORNIA FUND  INSURED NEW YORK FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                  $       38,553,703      $        12,446,620      $        8,937,681
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                   $       38,553,703               12,446,620               8,937,681
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                    $        5,061,963      $         1,658,640      $        1,207,123
Trustees fees and expenses                                            12,057                    8,923                   6,841
Legal and accounting services                                         29,686                   34,266                  24,282
Printing and postage                                                 109,376                   20,285                   6,009
Custodian fee                                                        147,468                   98,106                  78,860
Transfer and dividend disbursing agent                                41,127                   35,910                  35,770
Preferred shares remarketing agent fee                               742,661                  244,418                 178,614
Miscellaneous                                                         50,774                   20,995                  29,185
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                            $        6,195,112      $         2,121,543      $        1,566,684
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of investment adviser fee                             2,492,043                  816,561                 594,277
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                  $        2,492,043      $           816,561      $          594,277
-----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                              $        3,703,069      $         1,304,982      $          972,407
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                     $       34,850,634      $        11,141,638      $        7,965,274
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                17,893,597                2,348,107               1,112,194
   Financial futures contracts                                   (25,193,124)              (5,385,762)             (7,474,127)
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                         $       (7,299,527)     $        (3,037,655)     $       (6,361,933)
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                            26,492,024               11,369,291               8,865,452
   Financial futures contracts                                     2,043,966                2,036,043              (1,459,636)
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)      $       28,535,990      $        13,405,334      $        7,405,816
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                          $       21,236,463      $        10,367,679      $        1,043,883
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM
   NET INVESTMENT INCOME                                  $       (3,460,345)     $          (874,294)     $         (667,215)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                $       52,626,752      $        20,635,023      $        8,341,942
-----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2004

INCREASE (DECREASE) IN NET ASSETS                     INSURED MUNICIPAL FUND  INSURED CALIFORNIA FUND  INSURED NEW YORK FUND
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $       34,850,634      $        11,141,638      $        7,965,274
   Net realized loss                                              (7,299,527)              (3,037,655)             (6,361,933)
   Net change in unrealized appreciation
      (depreciation)                                              28,535,990               13,405,334               7,405,816
   Distributions to preferred shareholders from
      net investment income                                       (3,460,345)                (874,294)               (667,215)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $       52,626,752      $        20,635,023      $        8,341,942
-----------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                    (30,284,377)              (9,732,692)             (7,064,166)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                $       22,342,375      $        10,902,331      $        1,277,776
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES
At beginning of period                                    $      947,812,101      $       306,656,123      $      227,266,274
-----------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                          $      970,154,476      $       317,558,454      $      228,544,050
-----------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
INCLUDED IN NET ASSETS APPLICABLE TO COMMON SHARES
AT END OF PERIOD                                          $        5,692,076      $           957,653      $          446,035
-----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

INCREASE (DECREASE) IN NET ASSETS                     INSURED MUNICIPAL FUND  INSURED CALIFORNIA FUND  INSURED NEW YORK FUND
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $       67,196,099      $        21,454,620      $       15,371,205
   Net realized gain (loss)                                        2,343,382               (1,436,089)               (614,965)
   Net change in unrealized appreciation
      (depreciation)                                              (1,020,901)              (7,178,731)                682,190
   Distributions to preferred shareholders from
      net investment income                                       (5,871,438)              (1,685,296)             (1,403,053)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $       62,647,142      $        11,154,504      $       14,035,377
-----------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                    (58,630,555)             (19,464,591)            (14,118,015)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                $      (58,630,555)     $       (19,464,591)     $      (14,118,015)
-----------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of common shares                            21,487,500                7,377,375               6,159,750
   Reinvestment of distributions to common
      shareholders                                                        --                   89,787                 502,907
   Offering costs and preferred shares underwriting
      discounts                                                  (12,311,002)              (4,134,934)             (3,053,056)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS      $        9,176,498      $         3,332,228      $        3,609,601
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                     $       13,193,085      $        (4,977,859)     $        3,526,963
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES
At beginning of year                                      $      934,619,016      $       311,633,982      $      223,739,311
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $      947,812,101      $       306,656,123      $      227,266,274
-----------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
INCLUDED IN NET ASSETS APPLICABLE TO COMMON SHARES
AT END OF YEAR                                            $        4,586,164      $           423,001      $          212,142
-----------------------------------------------------------------------------------------------------------------------------

(1) Proceeds from sale of shares net of sales load paid of $1,012,500, $347,625 and $290,250 for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively.

                        See notes to financial statements

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of March 31, 2004
FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                      INSURED MUNICIPAL FUND
                                                         ------------------------------------------------
                                                         SIX MONTHS ENDED      YEAR ENDED SEPTEMBER 30,
                                                         MARCH 31, 2004     -----------------------------
                                                         (UNAUDITED)(1)        2003(1)       2002(1)(2)
---------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)   $         14.670   $      14.810   $      14.325(3)
---------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                    $          0.539   $       1.041   $       0.040
Net realized and unrealized gain                                    0.334           0.009           0.454
Distributions to preferred shareholders from net
  investment income                                                (0.054)         (0.091)             --
---------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                             $          0.819   $       0.959   $       0.494
---------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                               $         (0.469)  $      (0.908)  $          --
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS               $         (0.469)  $      (0.908)  $          --
---------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO
  PAID-IN CAPITAL                                        $             --   $      (0.007)  $      (0.009)
---------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                  $             --   $      (0.184)  $          --
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)         $         15.020   $      14.670   $      14.810
---------------------------------------------------------------------------------------------------------

MARKET VALUE  -- END OF PERIOD (COMMON SHARES)           $         14.590   $      13.580   $      15.000
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE(5)                        5.82%           5.67%           3.39%(4)
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE(5)                          11.04%          (3.42)%          4.71%(4)
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                        INSURED MUNICIPAL FUND
                                                         -----------------------------------------------------
                                                         SIX MONTHS ENDED          YEAR ENDED SEPTEMBER 30,
                                                         MARCH 31, 2004         ------------------------------
                                                         (UNAUDITED)(1)            2003(1)       2002(1)(2)
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+,++
Net assets applicable to common shares, end of period
  (000's omitted)                                        $        970,154       $     947,812    $     934,619
Ratios (As a percentage of average net assets
  applicable to common shares):
  Net expenses(6)                                                    0.77%(7)            0.75%            0.48%(7)
  Net expenses after custodian fee reduction(6)                      0.77%(7)            0.73%            0.46%(7)
  Net investment income(6)                                           7.22%(7)            7.20%            3.20%(7)
Portfolio Turnover                                                     18%                 63%               0%
* The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets
  applicable to common shares):
  Expenses(6)                                                        1.29%(7)            1.26%            0.80%(7)
  Expenses after custodian fee reduction(6)                          1.29%(7)            1.24%            0.78%(7)
  Net investment income(6)                                           6.70%(7)            6.69%            2.88%(7)
Net investment income per share                          $          0.500       $       0.967    $       0.036
--------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows
Ratios (As a percentage of average total net assets):
  Net expenses                                                       0.48%(7)            0.47%
  Net expenses after custodian fee reduction                         0.48%(7)            0.46%
  Net investment income                                              4.47%(7)            4.54%
+ The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
  Expenses                                                           0.80%(7)            0.79%
  Expenses after custodian fee reduction                             0.80%(7)            0.78%
  Net investment income                                              4.15%(7)            4.22%
--------------------------------------------------------------------------------------------------------------
Senior Securities:
  Total preferred shares outstanding                               23,700              23,700
  Asset coverage per preferred share(8)                  $         65,951       $      65,008
  Involuntary liquidation preference per preferred
    share(9)                                             $         25,000       $      25,000
  Approximate market value per preferred share(9)        $         25,000       $      25,000
--------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, August 30, 2002, to September 30, 2002.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(5) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

                                                                     INSURED CALIFORNIA FUND
                                                         ------------------------------------------------
                                                         SIX MONTHS ENDED      YEAR ENDED SEPTEMBER 30,
                                                         MARCH 31, 2004     -----------------------------
                                                         (UNAUDITED)(1)        2003(1)       2002(1)(2)
---------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)   $         14.180   $      14.760   $      14.325(3)

INCOME (LOSS) FROM OPERATIONS
Net investment income                                    $          0.515   $       0.993   $       0.031
Net realized and unrealized gain (loss)                             0.475          (0.402)          0.420
Distributions to preferred shareholders from net
  investment income                                                (0.040)         (0.078)             --
---------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                             $          0.950   $       0.513   $       0.451
---------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                               $         (0.450)  $      (0.901)  $          --
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS               $         (0.450)  $      (0.901)  $          --
---------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO
  PAID-IN CAPITAL                                        $             --   $      (0.011)  $      (0.016)
---------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                  $             --   $      (0.181)  $          --
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)         $         14.680   $      14.180   $      14.760
---------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)            $         14.470   $      13.410   $      15.000
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE(5)                        6.90%           2.58%           3.04%(4)
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE(5)                          11.42%          (4.54)%          4.71%(4)
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                        INSURED CALIFORNIA FUND
                                                         -----------------------------------------------------
                                                         SIX MONTHS ENDED          YEAR ENDED SEPTEMBER 30,
                                                         MARCH 31, 2004         ------------------------------
                                                         (UNAUDITED)(1)            2003(1)       2002(1)(2)
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+,++
Net assets applicable to common shares, end of period
  (000's omitted)                                        $        317,558       $     306,656    $     311,634
Ratios (As a percentage of average net assets
  applicable to common shares):
  Net expenses(6)                                                    0.83%(7)            0.80%            0.61%(7)
  Net expenses after custodian fee reduction(6)                      0.83%(7)            0.77%            0.59%(7)
  Net investment income(6)                                           7.06%(7)            7.02%            2.54%(7)
Portfolio Turnover                                                     14%                 38%               0%
+ The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets
  applicable to common shares):
  Expenses(6)                                                        1.35%(7)            1.31%            0.93%(7)
  Expenses after custodian fee reduction(6)                          1.35%(7)            1.28%            0.91%(7)
  Net investment income(6)                                           6.54%(7)            6.51%            2.22%(7)
Net investment income per share                          $          0.477       $       0.921    $       0.027
--------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
  Net expenses                                                       0.51%(7)            0.50%
  Net expenses after custodian fee reduction                         0.51%(7)            0.48%
  Net investment income                                              4.36%(7)            4.42%
* The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
  Expenses                                                           0.83%(7)            0.82%
  Expenses after custodian fee reduction                             0.83%(7)            0.80%
  Net investment income                                              4.04%(7)            4.10%
--------------------------------------------------------------------------------------------------------------
Senior Securities:
  Total preferred shares outstanding                                7,800               7,800
  Asset coverage per preferred share(8)                  $         65,715       $      64,316
  Involuntary liquidation preference per preferred
    share(9)                                             $         25,000       $      25,000
  Approximate market value per preferred share(9)        $         25,000       $      25,000
--------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, August 30, 2002, to September 30, 2002.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(5) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

                                                                      INSURED NEW YORK FUND
                                                         ------------------------------------------------
                                                         SIX MONTHS ENDED      YEAR ENDED SEPTEMBER 30,
                                                         MARCH 31, 2004     -----------------------------
                                                         (UNAUDITED)(1)        2003(1)       2002(1)(2)
---------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)   $         14.480   $      14.690   $      14.325(3)
---------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                    $          0.507   $       0.981   $       0.028
Net realized and unrealized gain (loss)                             0.066          (0.006)*         0.358
Distributions to preferred shareholders from net
  investment income                                                (0.043)         (0.090)             --
---------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                             $          0.530   $       0.885   $       0.386
---------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                               $         (0.450)  $      (0.900)  $          --
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS               $         (0.450)  $      (0.900)  $          --
---------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO
  PAID-IN CAPITAL                                        $          0.182   $      (0.013)  $      (0.021)
---------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                  $         (0.182)  $      (0.182)  $          --
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)         $         14.560   $      14.480   $      14.690
---------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)            $         14.500   $      13.450   $      15.060
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE(5)                        3.78%           5.09%           2.55%(4)
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE(5)                          11.26%          (4.78)%          5.13%(4)
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                        INSURED NEW YORK FUND
                                                         -----------------------------------------------------
                                                         SIX MONTHS ENDED          YEAR ENDED SEPTEMBER 30,
                                                         MARCH 31, 2004         ------------------------------
                                                         (UNAUDITED)(1)            2003(1)       2002(1)(2)
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+,++
Net assets applicable to common shares, end of period
  (000's omitted)                                        $        228,544       $     227,266    $     223,739
Ratios (As a percentage of average net assets
  applicable to common shares):
  Net expenses(6)                                                    0.85%(7)            0.83%            0.71%(7)
  Net expenses after custodian fee reduction(6)                      0.85%(7)            0.79%            0.68%(7)
  Net investment income(6)                                           6.96%(7)            6.83%            2.26%(7)
Portfolio Turnover                                                     14%                 64%               8%
+ The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets
  applicable to common shares):
  Expenses(6)                                                        1.37%(7)            1.34%            1.03%(7)
  Expenses after custodian fee reduction(6)                          1.37%(7)            1.30%            1.00%(7)
  Net investment income(6)                                           6.44%(7)            6.33%            1.94%(7)
Net investment income per share                          $          0.469       $       0.909    $       0.024
--------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
  Net expenses                                                       0.52%(7)            0.52%
  Net expenses after custodian fee reduction                         0.52%(7)            0.50%
  Net investment income                                              4.29%(7)            4.31%
* The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
  Expenses                                                           0.84%(7)            0.84%
  Expenses after custodian fee reduction                             0.84%(7)            0.82%
  Net investment income                                              3.97%(7)            3.99%
--------------------------------------------------------------------------------------------------------------
Senior Securities:
  Total preferred shares outstanding                                5,700               5,700
  Asset coverage per preferred share(8)                  $         65,107       $      64,884
  Involuntary liquidation preference per preferred
    share(9)                                             $         25,000       $      25,000
  Approximate market value per preferred share(9)        $         25,000       $      25,000
--------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, August 30, 2002, to September 30, 2002.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(5) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.
* The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

                        See notes to financial statements

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of March 31, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Insured Municipal Bond Fund (Insured Municipal Fund), Eaton Vance Insured California Municipal Bond Fund (Insured California Fund), and Eaton Vance Insured New York Municipal Bond Fund (Insured New York Fund), (individually referred to as the Fund or collectively the Funds) are registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as non-diversified, closed-end management investment companies. The Insured Municipal Fund was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated July 2, 2002. The Insured California Fund and the Insured New York Fund were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated July 8, 2002. Each Fund's investment objective is to achieve current income exempt from regular federal income tax, including alternative minimum tax, and taxes in its specified state. Each Fund seeks to achieve its objective by investing primarily in high grade municipal obligations that are insured as to the timely payment of principal and interest.

   The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

   C INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   D FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At September 30, 2003, the Funds, for federal income tax purposes, had a capital loss carryover which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

   FUND                               AMOUNT              EXPIRES
   -----------------------------------------------------------------------------
   Insured Municipal                  $     1,076,715     September 30, 2011
   Insured California                         672,504     September 30, 2011
   Insured New York                         1,251,495     September 30, 2011

   Additionally, at September 30, 2003, Insured Municipal Fund, Insured California Fund and Insured New York Fund had net capital losses of $6,521,683, $4,261,210 and $164,124, respectively, attributable to security transactions incurred after October 31, 2002. These are treated as arising on the first day of each Fund's taxable year ending September 30, 2004.

   In addition, each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends.

   E OFFERING COSTS -- Costs incurred by the Funds in connection with the offerings of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

   F FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   G USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H INDEMNIFICATIONS -- Under each Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund and shareholders are indemnified against personal liability for the obligations of each Fund. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred

   I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to March 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  AUCTION PREFERRED SHARES (APS)

   Each Fund issued Auction Preferred Shares on October 29, 2002 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of the capital of the common shares of each Fund. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Fund's APS and have been reset every seven days thereafter by an auction. Special dividend periods were set on the following series:

                                               DIVIDEND
                                 EFFECTIVE      PERIOD   DIVIDEND      MATURITY
   FUND                             DATE        (DAYS)     RATE          DATE
   -------------------------------------------------------------------------------
   Insured Municipal Series B  March 2, 2004     364        1.068%  March 1, 2005

   Insured Municipal Series C  August 6, 2003    728         1.70%  August 3, 2005

   Insured Municipal Series D  August 7, 2003    364         1.15%  August 5, 2004

   Insured New York Series A   August 4, 2003    364         1.05%  August 2, 2004

   Insured Municipal Fund Series B, Series C, Series D and Insured New York Fund Series A will pay each series' accumulated dividends on the first business day of each month. Each series within a Fund is identical in all respects to the other(s), except for the dates of reset for the dividend rates.

   Auction Preferred Shares issued and outstanding as of March 31, 2004 and dividend rate ranges for the six months ended March 31, 2004 are as indicated below:

                                    PREFERRED SHARES        DIVIDENDS RATE
   FUND                          ISSUED AND OUTSTANDING         RANGES
   ---------------------------------------------------------------------------
   Insured Municipal Series A            4,740                0.75%-1.20%

   Insured Municipal Series B            4,740                1.068%-1.18%

   Insured Municipal Series C            4,740                    1.70%

   Insured Municipal Series D            4,740                    1.15%

   Insured Municipal Series E            4,740                0.74%-1.28%

   Insured California Series A           3,900                0.60%-1.23%

   Insured California Series B           3,900                0.75%-1.21%

   Insured New York Series A             2,850                    1.05%

   Insured New York Series B             2,850                0.45%-1.21%

   The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in each Fund's By-Laws and the Investment Company Act of 1940. Each Fund pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3  DISTRIBUTIONS TO SHAREHOLDERS

   Each Fund intends to make monthly distributions of net investment income, after payments of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distribution to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. Insured Municipal Fund Series B and Series D shares and Insured New York Series A shares set a special dividend period of 364 days effective March 2, 2004, August 7, 2003 and August 4, 2003, respectively. Insured Municipal Fund Series C shares set a special dividend period of 728 days effective August 6, 2003. Insured Municipal Fund Series B, Series C, Series D and Insured New York Fund Series A will pay each Series' accumulated dividends on the first business day of each month. The applicable dividend rate for APS on March 31, 2004 are listed below. For the six months ended March 31, 2004, the amount of dividends each Fund paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                           DIVIDENDS PAID
                                           TO PREFERRED
                                           SHAREHOLDERS
                                              FROM NET            AVERAGE APS
                            APS             INVESTMENT          DIVIDEND RATES
                       DIVIDEND RATES      INCOME FOR THE     FOR THE SIX MONTHS
                           AS OF          SIX MONTHS ENDED          ENDED
   FUND                MARCH 31, 2004      MARCH 31, 2004       MARCH 31, 2004
   -----------------------------------------------------------------------------
   Insured Municipal
     Series A               0.94%             525,962                0.90%
   Insured Municipal
     Series B              1.068%             690,840                1.16%
   Insured Municipal
     Series C               1.70%           1,018,167                1.70%
   Insured Municipal
     Series D               1.15%             683,223                1.15%
   Insured Municipal
     Series E               0.92%             542,153                0.90%
   Insured California
     Series A               0.92%             431,808                0.88%
   Insured California
     Series B               0.90%             442,486                0.91%
   Insured New York
     Series A               1.05%             375,060                1.05%
   Insured New York
     Series B               0.60%             292,155                0.82%

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the method for amortizing premiums.

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at an annual rate of 0.65% of each Fund's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for investment advisory services rendered to each Fund. Except for Trustees of each Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. For the six months ended March 31, 2004, the fee was equivalent to 0.65% (annualized) of each Fund's average weekly gross assets and amounted to $5,061,963, $1,658,640, and $1,207,123 for
   Insured Municipal Fund, Insured

   California Fund and Insured New York Fund, respectively. EVM also serves as the administrator of the Funds, but currently receives no compensation.

   In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.32% of average weekly gross assets of each Fund during the first five full years of each Fund's operations, 0.24% of average weekly gross assets of each Fund in year six, 0.16% in year seven and 0.08% in year eight. For the six months ended March 31, 2004, EVM contractually waived $2,492,043, $816,561 and $594,277 of its advisory fee for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively

   Certain officers and one Trustee of each Fund are officers of the above organization.

5  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended March 31, 2004 were as follows:

   INSURED MUNICIPAL FUND

   Purchases                                                    $    275,261,203
   Sales                                                             313,384,322

   INSURED CALIFORNIA FUND

   Purchases                                                    $     71,727,710
   Sales                                                              81,495,994

   INSURED NEW YORK FUND

   Purchases                                                    $     51,508,358
   Sales                                                              60,663,669

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at March 31, 2004, as computed for Federal income tax purposes, were as follows:

   INSURED MUNICIPAL FUND

   AGGREGATE COST                                               $  1,485,447,890
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                $     65,763,033
   Gross unrealized depreciation                                        (762,007)
   -----------------------------------------------------------------------------

   NET UNREALIZED APPRECIATION                                  $     65,001,026
   -----------------------------------------------------------------------------

   INSURED CALIFORNIA FUND

   AGGREGATE COST                                               $    489,560,226
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                $     17,885,595
   Gross unrealized depreciation                                        (539,300)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                  $     17,346,295
   -----------------------------------------------------------------------------

   INSURED NEW YORK FUND

   AGGREGATE COST                                               $    349,660,756
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                $     15,846,920
   Gross unrealized depreciation                                              --
   -----------------------------------------------------------------------------

   NET UNREALIZED APPRECIATION                                  $     15,846,920
   -----------------------------------------------------------------------------

7  SHARES OF BENEFICIAL INTEREST

   Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in Fund shares were as follows:

                                                  INSURED MUNICIPAL FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           MARCH 31, 2004     YEAR ENDED
                                           (UNAUDITED)        SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                                 --            1,500,000
   -----------------------------------------------------------------------------

   NET INCREASE                                          --            1,500,000
   -----------------------------------------------------------------------------

                                                  INSURED CALIFORNIA FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           MARCH 31, 2004     YEAR ENDED
                                           (UNAUDITED)        SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                                 --              515,000
   Shares issued pursuant to the Trust's
     dividend reinvestment plan                          --                6,535
   -----------------------------------------------------------------------------
   NET INCREASE                                          --              521,535
   -----------------------------------------------------------------------------

                                                   INSURED NEW YORK FUND
                                           -------------------------------------
                                           SIX MONTHS ENDED
                                           MARCH 31, 2004     YEAR ENDED
                                           (UNAUDITED)        SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                                 --              430,000
   Shares issued pursuant to the Trust's
     dividend reinvestment plan                          --               36,478
   -----------------------------------------------------------------------------

   NET INCREASE                                          --              466,478
   -----------------------------------------------------------------------------

8  FINANCIAL INSTRUMENTS

   Each Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment each Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at March 31, 2004 is as follows:

   FUTURES CONTRACTS

                       EXPIRATION                                      NET UNREALIZED
   FUND                DATE        CONTRACTS                 POSITION   DEPRECIATION
   ----------------------------------------------------------------------------------
   Insured Municipal   6/04        3,475 U.S. Treasury Bond  Short     $   (8,023,558)

   Insured California  6/04        705 U.S. Treasury Bond    Short     $   (1,622,293)

   Insured New York    6/04        975 U.S. Treasury Bond    Short     $   (2,251,214)

   At March 31, 2004, each Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE INSURED MUNICIPAL BOND FUNDS
DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

EATON VANCE INSURED MUNICIPAL BOND FUNDS
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                        ----------------------------------------
                                        Please print exact name on account

                                        ----------------------------------------
                                        Shareholder signature       Date

                                        ----------------------------------------
                                        Shareholder signature       Date

                                        Please sign exactly as your common
                                        shares are registered.
                                        All persons whose names appear on the
                                        share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                                   Eaton Vance Insured Municipal Bond Funds
                                   c/o PFPC Inc.
                                   P.O. Box 43027
                                   Providence, RI 02940-3027
                                   800-331-1710

NUMBER OF EMPLOYEES

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of March 31, 2004, our records indicate that there are 371, 92 and 81 registered shareholders for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively, and approximately 33,500, 8,800 and 8,100 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

                                   Eaton Vance Distributors, Inc.
                                   The Eaton Vance Building
                                   255 State Street
                                   Boston, MA 02109
                                   1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOLS

Insured Municipal Fund   EIM

Insured California Fund  EVM

Insured New York Fund    ENX

EATON VANCE INSURED MUNICIPAL BOND FUNDS
INVESTMENT MANAGEMENT

EATON VANCE INSURED MUNICIPAL BOND FUNDS

OFFICERS

Thomas J. Fetter
President and Portfolio Manager
of Insured Municipal Bond Fund
and Insured New York
Municipal Bond Fund

James B. Hawkes
Vice President and Trustee

Cynthia J. Clemson
Vice President and Portfolio
Manager of Insured California
Municipal Bond Fund

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE INSURED MUNICIPAL BOND FUNDS
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                                    PFPC INC.
                 Attn: Eaton Vance Insured Municipal Bond Funds
                                 P.O. Box 43027
                            Providence, RI 02940-3027
                                 (800) 331-1710


                    EATON VANCE INSURED MUNICIPAL BOND FUNDS
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

1453-5/04                                                              CE-IMBSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED MUNICIPAL BOND FUND

By:     /s/ Thomas J. Fetter
        ---------------------------
        Thomas J. Fetter
        President


Date:   May 20, 2004
        ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
        ---------------------------
        James L. O'Connor
        Treasurer


Date:   May 20, 2004
        ------------


By:     /s/ Thomas J. Fetter
        --------------------------------
        Thomas J. Fetter
        President


Date:   May 20, 2004
        ------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND

By:     /s/ Thomas J. Fetter
        ---------------------------
        Thomas J. Fetter
        President


Date:   May 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
        ---------------------------
        James L. O'Connor
        Treasurer


Date:   May 20, 2004


By:     /s/ Thomas J. Fetter
        --------------------------------
        Thomas J. Fetter
        President


Date:   May 20, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND

By:     /s/ Thomas J. Fetter
        ---------------------------
        Thomas J. Fetter
        President


Date:   May 20, 2004
        ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
        ---------------------------
        James L. O'Connor
        Treasurer


Date:   May 20, 2004
        ------------

By:     /s/ Thomas J. Fetter
        --------------------------------
        Thomas J. Fetter
        President


Date:   May 20, 2004
        ------------